PRE-OPENING EXPENSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
PRE-OPENING EXPENSES
Rents	¥ 95,977		¥ 163,155	¥ 186,656
Personnel costs	5,903		7,217	8,700
Others	8,131		15,953	15,928
Total	¥ 110,011	$ 16,983	¥ 186,325	¥ 211,284